INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2018
Income Taxes Tables
Schedule of reconciliation of income taxes

	2018	2017	2016

Expected income tax recovery	$(982,000)	$145,000	$161,065
Permanent differences	100,000	(46,000)	(35,857)
Changes in timing differences and other	459,000	(11,000)	(3,792)
Effect of foreign exchange changes on U.S. loss carry-forwards	(52,000)	(412,000)	559,063
Expired losses	-	-	-
Changes in unrecognized deferred income tax assets	(758,000)	(108,000)	(50,115)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries	(517,000)	9,000	39,636
Total deferred and current income tax recovery (expense)	$(1,750,000)	$(423,000)	$670,000

Schedule of potential deferred income tax assets and liabilities

	January 31, 2018	January 31, 2017
Non-capital losses carried forward	$-	$5,486,000
Reclamation provision	-	194,000
Exploration and evaluation assets	(42,000)	(6,734,000)
Equipment and other	-	16,000
Investments	-	(5,000)
Net deferred income tax liabilities	$(42,000)	$(1,043,000)

Unrecognized deductible temporary differences and tax losses

	January 31, 2018	January 31, 2017
Non-capital losses carried forward	$2,741,000	$2,017,000
Equipment and other	2,000	1,000
Investments	-	(5,000)
Exploration and evaluation assets	734,000	706,000
Unrecognized deductible temporary differences	$3,477,000	$2,719,000